Supplement dated June 15, 2022
to the Prospectus and Summary Prospectus (as previously supplemented, as applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Short Term Municipal Bond Fund	9/1/2021
Columbia Funds Series Trust II
Columbia Ultra Short Municipal Bond Fund	12/10/2021
Anders Myhran has announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund's investment manager, effective September 30, 2022. Until then, Mr. Myhran will continue to serve as a Portfolio Manager of each Fund. Effective immediately, the information in each Fund's Prospectus and Summary Prospectus is hereby revised as follows.
The portfolio manager information under the heading “Fund Management” in the Summary Prospectus and the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Douglas Rangel, CFA	Senior Portfolio Manager	Lead Portfolio Manager	June 2022
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Portfolio Manager	2012/January 2022*
Anders Myhran, CFA	Senior Portfolio Manager	Portfolio Manager	2015/January 2022**
* Ms. Steinstra has managed Columbia Short Term Municipal Bond Fund since 2012 and Columbia Ultra Short Municipal Bond Fund since January 2022.
** Mr. Myhran has managed Columbia Short Term Municipal Bond Fund since 2015 and Columbia Ultra Short Municipal Bond Fund since January 2022. Following his retirement on September 30, 2022, Mr. Myhran will no longer serve as portfolio manager of the Funds.
The rest of the section remains the same.
The information about the portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for each Fund is hereby revised to add the following:

Portfolio Management	Title	Role with Fund	Managed Fund Since
Douglas Rangel, CFA	Senior Portfolio Manager	Lead Portfolio Manager	June 2022
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Portfolio Manager	2012/January 2022*
Anders Myhran, CFA	Senior Portfolio Manager	Portfolio Manager	2015/January 2022**
* Ms. Steinstra has managed Columbia Short Term Municipal Bond Fund since 2012 and Columbia Ultra Short Municipal Bond Fund since January 2022.
** Mr. Myhran has managed Columbia Short Term Municipal Bond Fund since 2015 and Columbia Ultra Short Municipal Bond Fund since January 2022. Following his retirement on September 30, 2022, Mr. Myhran will no longer serve as portfolio manager of the Funds.
Mr. Rangel joined the Investment Manager in 2019. Prior to joining the Investment Manager, he was a senior director for client portfolio management at Galliard Capital Management, a wholly-owned subsidiary of Wells Fargo. Mr. Rangel began his investment career in 2000 and earned a B.A. in Business Management from Greenville University and an M.B.A. from the University of St. Thomas.
Ms. Stienstra joined the Investment Manager in 2007 as a senior portfolio manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.
Mr. Myhran joined the Investment Manager in 1992. Mr. Myhran began his investment career in 1992 and earned a B.A. in business with majors in finance and quantitative analysis from the University of Wisconsin.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_125_(06/22)